Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Schedule of comprehensive income of group's business segment
	06.30.20
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Total as per statement of comprehensive income
Revenues	5,935,263	2,315,157	310,399	62,934	8,623,753	3,109,382	(60,798)	11,672,337
Operating costs	(566,673)	(139,280)	(123,290)	(87,899)	(917,142)	(3,229,797)	46,417	(4,100,522)
Gross profit / (loss)	5,368,590	2,175,877	187,109	(24,965)	7,706,611	(120,415)	(14,381)	7,571,815
Net (loss) / gain from fair value adjustments in investment properties	(2,105,233)	22,871,661	4,759,012	(136,690)	25,388,750	-	(262,426)	25,126,324
General and administrative expenses	(829,599)	(209,793)	(83,272)	(108,372)	(1,231,036)	-	10,101	(1,220,935)
Selling expenses	(708,768)	(74,544)	(51,897)	(9,324)	(844,533)	-	17,777	(826,756)
Other operating results, net	(38,247)	(26,179)	(5,997)	64,480	(5,943)	17,363	16,086	27,506
Profit / (Loss) from operations	1,686,743	24,737,022	4,804,955	(214,871)	31,013,849	(103,052)	(232,843)	30,677,954
Share of profit of associates and joint ventures	-	-	-	2,727	2,727	-	175,183	177,910
Profit / (Loss) before financing and taxation	1,686,743	24,737,022	4,804,955	(212,144)	31,016,576	(103,052)	(57,660)	30,855,864
Investment properties	49,108,814	61,080,809	10,268,978	75,495	120,534,096	-	(3,042,131)	117,491,965
Property, plant and equipment	225,433	129,224	-	-	354,657	-	(2,047)	352,610
Trading properties	-	-	188,634	-	188,634	-	-	188,634
Goodwill	10,512	31,074	-	90,151	131,737	-	(41,586)	90,151
Right to receive units (barters)	-	-	696,799	-	696,799	-	-	696,799
Inventories	39,606	-	-	-	39,606	-	(752)	38,854
Investments in associates and joint ventures	-	-	-	2,272,396	2,272,396	-	2,363,863	4,636,259
Operating assets	49,384,365	61,241,107	11,154,411	2,438,042	124,217,925	-	(722,653)	123,495,272

	06.30.19
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Total as per statement of comprehensive income
Revenues	8,540,619	2,157,692	57,674	167,893	10,923,878	3,709,732	(97,472)	14,536,138
Operating costs	(776,418)	(117,581)	(51,285)	(142,488)	(1,087,772)	(3,854,403)	57,233	(4,884,942)
Gross profit / (loss)	7,764,201	2,040,111	6,389	25,405	9,836,106	(144,671)	(40,239)	9,651,196
Net (loss) / gain from fair value adjustments in investment properties	(40,580,851)	699,473	2,341,558	(262,002)	(37,801,822)	-	837,570	(36,964,252)
General and administrative expenses	(945,240)	(192,371)	(87,586)	(106,902)	(1,332,099)	-	3,040	(1,329,059)
Selling expenses	(530,078)	(87,606)	(14,092)	(20,447)	(652,223)	-	5,724	(646,499)
Other operating results, net	(109,534)	(24,428)	(61,002)	(330,839)	(525,803)	16,838	7,374	(501,591)
(Loss) / Profit from operations	(34,401,502)	2,435,179	2,185,267	(694,785)	(30,475,841)	(127,833)	813,469	(29,790,205)
Share of profit / (loss) of associates and joint ventures	-	-	-	153,797	153,797	-	(731,750)	(577,953)
(Loss) / Profit before financing and taxation	(34,401,502)	2,435,179	2,185,267	(540,988)	(30,322,044)	(127,833)	81,719	(30,368,158)
Investment properties	50,105,192	30,517,599	8,163,837	211,033	88,997,661	-	(2,777,673)	86,219,988
Property, plant and equipment	257,347	272,343	-	-	529,690	-	(54,758)	474,932
Trading properties	-	-	178,840	-	178,840	-	-	178,840
Goodwill	10,512	31,074	-	90,151	131,737	-	(41,586)	90,151
Right to receive units (barters)	-	-	128,999	-	128,999	-	-	128,999
Inventories	42,248	-	-	-	42,248	-	(909)	41,339
Investments in associates and joint ventures	-	-	-	116,261	116,261	-	2,179,781	2,296,042
Operating assets	50,415,299	30,821,016	8,471,676	417,445	90,125,436	-	(695,145)	89,430,291

	06.30.18
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Total as per statement of comprehensive income
Revenues	9,749,975	1,236,341	265,125	24,596	11,276,037	4,389,642	(94,724)	15,570,955
Operating costs	(828,924)	(133,509)	(69,362)	(39,914)	(1,071,709)	(4,447,772)	58,451	(5,461,030)
Gross profit / (loss)	8,921,051	1,102,832	195,763	(15,318)	10,204,328	(58,130)	(36,273)	10,109,925
Net gain / (loss) from fair value adjustments in investment properties	6,266,223	6,871,408	1,377,741	109,142	14,624,514	-	(1,056,675)	13,567,839
General and administrative expenses	(853,234)	(103,167)	(100,393)	(50,013)	(1,106,807)	-	10,102	(1,096,705)
Selling expenses	(607,184)	(116,541)	(27,353)	(9,687)	(760,765)	-	8,407	(752,358)
Other operating results, net	(104,556)	(5,574)	184,332	37,216	111,418	(7,593)	3,576	107,401
Profit / (Loss) from operations	13,622,300	7,748,958	1,630,090	71,340	23,072,688	(65,723)	(1,070,863)	21,936,102
Share of profit / (loss) of associates and joint ventures	-	-	-	(83,979)	(83,979)	-	971,359	887,380
Profit / (Loss) before financing and taxation	13,622,300	7,748,958	1,630,090	(12,639)	22,988,709	(65,723)	(99,504)	22,823,482
Investment properties	89,981,014	27,329,801	5,329,346	371,112	123,011,273	-	(2,493,947)	120,517,326
Property, plant and equipment	213,658	237,048	-	-	450,706	-	(983)	449,723
Trading properties	-	-	306,295	-	306,295	-	-	306,295
Goodwill	10,512	31,074	-	274,538	316,124	-	(41,586)	274,538
Right to receive units (barters)	-	-	129,395	-	129,395	-	-	129,395
Inventories	56,683	-	-	-	56,683	-	(1,356)	55,327
Investments in associates and joint ventures	-	-	-	611,523	611,523	-	2,853,547	3,465,070
Operating assets	90,261,867	27,597,923	5,765,036	1,257,173	124,881,999	-	315,675	125,197,674